Parnassus Value Select ETF

Portfolio of Investments as of March 31, 2026 (unaudited)

Equities	Shares	Market Value ($)

Banks (7.7%)

Bank of America Corp.	13,165	641,794

JPMorgan Chase & Co.	2,513	739,224

		1,381,018

Capital Markets (7.6%)

S&P Global Inc.	1,560	663,530

The Charles Schwab Corp.	7,451	700,245

		1,363,775

Chemicals (3.6%)

Linde plc	1,288	638,539

Diversified Financial Services (3.8%)

Visa Inc., Class A	2,273	686,992

Diversified Telecommunication Services (5.0%)

Verizon Communications Inc.	18,025	904,855

Equity Real Estate Investment Trusts (4.1%)

CBRE Group Inc., Class Aq	5,454	738,799

Food & Staples Retailing (2.7%)

Sysco Corp.	6,763	482,405

Health Care Equipment & Supplies (1.8%)

Abbott Laboratories	3,093	317,558

Health Care Providers & Services (2.5%)

UnitedHealth Group Inc.	1,629	440,791

Independent Power & Renewable Electricity Producers (4.6%)

Brookfield Renewable Corp.	20,615	821,095

Insurance (2.3%)

Willis Towers Watson plc	1,451	421,806

Interactive Media & Services (5.7%)

Alphabet Inc., Class A	3,556	1,022,563

Life Sciences Tools & Services (5.9%)

Bio-Rad Laboratories Inc., Class Aq	1,531	426,766

Thermo Fisher Scientific Inc.	1,284	631,124

		1,057,890

Machinery (7.7%)

Cummins Inc.	1,591	855,990

Deere & Co.	922	519,363

Equities	Shares	Market Value ($)

		1,375,353

Multiline Retail (3.3%)

Amazon.com Inc.[q]	2,863	596,277

Pharmaceuticals (6.1%)

AstraZeneca plc	5,527	1,090,035

Road & Rail (4.0%)

Union Pacific Corp.	2,916	707,480

Semiconductors & Semiconductor Equipment (13.3%)

Applied Materials Inc.	2,627	897,882

Micron Technology Inc.	1,788	604,058

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,607	881,036

		2,382,976

Software (5.4%)

Microsoft Corp.	1,488	550,813

NICE Ltd., ADR[q]	3,789	417,775

		968,588

Specialty Retail (2.4%)

The Home Depot Inc.	1,310	430,846

Total investment in equities (99.5%)

(cost $17,141,015)		17,829,641

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.5%)

Citibank, New York	2.98%	04/01/2026	90,351	90,351

Total short-term securities (0.5%)

(cost $90,351)				90,351

Total securities (100.0%)

(cost $17,231,366)				17,919,992

Other assets and liabilities (0.0%)				2,751

Total net assets (100.0%)				17,922,743

q	This security is non-income producing.

plc	Public Limited Company

ADR	American Depositary Receipt